Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
January 31, 2025
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 93.0%
California — 93.0%
$ 10,000,000 California Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series V-3,
5.00%, 06/01/33 ........... $ 11,737,883
5,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5.00%, 08/15/33 ........... 5,866,347
2,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5.00%, 11/01/49 ........... 2,168,737
680,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/26 ........... 698,814
1,130,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/27 ........... 1,187,411
4,715,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/28 ........... 5,057,070
1,020,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/29 ........... 1,114,633
1,000,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/32 ........... 1,146,201
8,200,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/33 ........... 9,513,601
2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5.00%, 10/01/35 ........... 2,304,592
Principal
Amount Value
California (continued)
$ 2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
4.00%, 10/01/38 ........... $ 2,088,211
1,950,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 08/01/28 ........... 2,104,041
1,500,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 08/01/33 ........... 1,746,743
3,575,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
4.00%, 07/15/42 ........... 3,597,004
2,425,000 California State Public Works Board
Current Refunding Revenue
Bonds, Series C,
5.00%, 09/01/30 ........... 2,693,662
3,825,000 California State Public Works Board
Public Facilities Revenue Bonds,
Series B,
5.11%, 04/01/25 ........... 3,828,209
2,750,000 California State Public Works Board
Public Facilities Revenue Bonds,
Series B,
4.99%, 04/01/31 ........... 2,754,126
5,000,000 California State University Current
Refunding Revenue Bonds, Series
A,
5.00%, 11/01/47 ........... 5,040,500
975,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5.00%, 04/01/25 ........... 978,829
325,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5.00%, 04/01/26 ........... 334,193
4,550,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5.00%, 04/01/40 ........... 5,106,957
1,260,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/26 ........... 1,302,026

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
California (continued)
$ 1,100,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/27 ........... $ 1,164,071
2,375,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/28 ........... 2,567,814
3,000,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/30 ........... 3,368,971
1,750,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/34 ........... 2,008,307
2,000,000 City of Los Angeles CA Solid Waste
Resources Revenue Bonds, Series
A,
5.00%, 02/01/31 ........... 2,243,870
1,500,000 City of Los Angeles CA Solid Waste
Resources Revenue Bonds, Series
A,
5.00%, 02/01/32 ........... 1,704,507
2,590,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/32 ........... 2,726,704
5,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/40 ........... 5,383,599
3,515,000 City of San Francisco CA Public
Utilities Commission Water
Refunding Revenue Bonds, Sub-
Series S,
5.00%, 11/01/31 ........... 4,030,761
1,000,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Bonds, Sub-Series C,
5.00%, 11/01/29 ........... 1,110,174
2,910,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Bonds, Sub-Series C,
5.00%, 11/01/30 ........... 3,288,265
3,000,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Bonds, Sub-Series C,
5.00%, 11/01/31 ........... 3,440,194
Principal
Amount Value
California (continued)
$ 2,000,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Bonds, Sub-Series C,
5 .00%, 11/01/32 ........... $ 2,324,305
1,250,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/25 ........... 1,265,259
2,000,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/26 ........... 2,072,890
1,600,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/27 ........... 1,698,757
1,955,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/28 ........... 2,117,751
1,005,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/29 ........... 1,110,417
5,220,000 County of Santa Clara GO, Series C,
4.30%, 08/01/27 ........... 5,220,104
5,220,000 County of Santa Clara GO, Series C,
4.33%, 08/01/29 ........... 5,204,009
1,700,000 East Bay Municipal Utility District
Water System Revenue Bonds,
Series A,
5.00%, 06/01/31 ........... 1,940,991
1,500,000 East Bay Municipal Utility District
Water System Revenue Bonds,
Series A,
5.00%, 06/01/43 ........... 1,666,952
5,485,000 Foothill-De Anza Community College
District University & College
Improvements GO, Series C,
5.00%, 08/01/25 ........... 5,552,773
1,450,000 Fremont Union High School District
School Improvements GO, Series
2018,
5.00%, 08/01/25 ........... 1,467,773
5,000,000 Los Angeles Community College
District University & College
Improvements GO, Series A-1,
5.00%, 08/01/27 ........... 5,296,149
3,000,000 Los Angeles Community College
District University & College
Improvements GO, Series B,
4 .78%, 08/01/27 ........... 3,005,646
6,500,000 Los Angeles Community College
District University & College
Improvements GO, Series C,
5.00%, 08/01/25 ........... 6,578,707

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
California (continued)
$ 930,000 Los Angeles County Metropolitan
Transportation Authority Sales
Tax Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/31 ........... $ 1,054,860
5,000,000 Los Angeles Department of Water &
Power Water System Current
Refunding Revenue Bonds, Series
B,
5.00%, 07/01/36 ........... 5,557,729
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5.00%, 07/01/26 ........... 5,104,305
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5.00%, 07/01/27 ........... 5,193,956
2,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series D,
5.00%, 07/01/47 ........... 2,089,374
1,000,000 Miracosta Community College
District University & College
Improvements GO, Series
2016-C,
5.00%, 08/01/35 ........... 1,143,615
1,000,000 Mount San Antonio Community
College District University &
College Improvements GO,
Series D,
5.00%, 08/01/35 ........... 1,178,514
1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5.00%, 08/15/30 ........... 1,125,821
2,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series H,
5.00%, 08/15/36 ........... 2,211,243
1,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5.00%, 11/15/38 ........... 1,151,975
1,400,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5.00%, 11/15/39 ........... 1,597,846
Principal
Amount Value
California (continued)
$ 1,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5.00% , 11/15/40 ........... $ 1,133,999
2,500,000 San Diego Community College
District University & College
Improvements GO, Series A-1,
5.00%, 08/01/41 ........... 2,876,631
1,000,000 San Diego County Regional
Transportation Commission
Current Refunding Revenue
Bonds, Series A,
5.00%, 04/01/28 ........... 1,076,018
3,500,000 San Francisco City & County
Airport Comm-San Francisco
International Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/34 ........... 3,853,854
10,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/28 ........... 10,471,641
3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/29 ........... 3,177,810
2,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/31 ........... 2,162,697
2,500,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/32 ........... 2,686,234
12,530,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
C,
5.35%, 05/01/25 ........... 12,555,685

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
Principal
Amount Value
California (continued)
$ 2,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5.00%, 05/01/29 ........... $ 2,118,540
5,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Port
Airport & Marina Improvements
Revenue Bonds, Series C,
5.00%, 05/01/46 ........... 5,067,465
5,700,000 San Francisco City & County Public
Utilities Commission Wastewater
Advance Refunding Revenue
Bonds, Series B,
4.81%, 10/01/32 ........... 5,670,389
1,000,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5.00%, 09/01/36 ........... 1,143,960
1,650,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5.00%, 09/01/38 ........... 1,868,086
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/36 ........... 1,149,848
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/37 ........... 1,142,472
1,075,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/42 ........... 1,190,798
2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/42 ........... 2,218,424
2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/43 ........... 2,207,324
10,000,000 Santa Clara Valley Water District
Refunding Revenue Bonds, Series
A-2,
5.00%, 06/01/26 ........... 10,315,277
Principal
Amount Value
California (continued)
$ 5,000,000 State Center Community College
District University & College
Improvements GO, Series C,
5.00%, 08/01/47 ........... $ 5,374,911
90,000 State of California Current Refunding
GO,
5.00%, 08/01/27 ........... 90,179
2,910,000 State of California Current Refunding
GO,
5.00%, 08/01/27 ........... 2,910,000
2,000,000 State of California Current Refunding
GO,
5.00%, 11/01/27 ........... 2,121,984
10,000,000 State of California Current Refunding
GO,
5.00%, 11/01/30 ........... 11,152,958
5,000,000 State of California Current Refunding
GO,
5.00%, 10/01/36 ........... 5,665,695
2,645,000 State of California Current Refunding
GO,
5 .00%, 10/01/27 ........... 2,801,748
5,770,000 State of California Current Refunding
GO, (AGM),
5.25%, 08/01/32 ........... 6,596,490
10,140,000 State of California Multi Utility
Improvements GO,
5.00%, 10/01/25 ........... 10,301,964
7,500,000 State of California Public
Improvements GO,
5.00%, 08/01/33 ........... 8,656,295
25,000 State of California Refunding GO,
5.00%, 10/01/26 ........... 25,043
5,000,000 State of California Water Utility
Improvements GO,
6.00%, 03/01/33 ........... 5,322,147
14,500,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/28 ........... 15,484,646
10,000,000 University of California Current
Refunding Revenue Bonds, Series
BN,
5.00%, 05/15/34 ........... 11,515,239
5,000,000 University of California Current
Refunding Revenue Bonds, Series
BV,
5.00%, 05/15/35 ........... 5,791,832

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
California (continued)
$ 3,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5.00%, 05/15/32 ........... $ 3,442,016
Total Municipal Bonds
(Cost $351,519,307)
350,679,047
CORPORATE BONDS — 0.5%
United States — 0.5%
2,000,000 Stanford Health Care, Series 2020,
3.31%, 08/15/30 ........... 1,858,719
Total Corporate Bonds
(Cost $2,000,000)
1,858,719
U.S. GOVERNMENT SECURITIES — 3.3%
U.S. Treasury Notes — 3.3%
5,000,000 4.25%, 10/15/25 ............... 4,998,867
7,500,000 3.50%, 09/30/26 ............... 7,415,625
Total U.S. Government Securities
(Cost $12,400,917)
12,414,492
Shares
INVESTMENT COMPANY — 2.8%
10,562,970 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 4.25%(a) 10,562,970
Total Investment Company
(Cost $10,562,970)
10,562,970
TOTAL INVESTMENTS — 99.6%
(Cost $376,483,194)
$ 375,515,228
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.4%
1,374,435
NET ASSETS — 100.0%
$ 376,889,663
(a) The rate shown represents the current yield as of January 31, 2025.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
California ................................... 93.0%
Other
*
...................................... 7.0
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.